Investments - Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Line Items]
Gross unrealized losses, available-for-sale securities		¥ 114,713	¥ 82,211
Fair value, available-for-sale securities		18,190,034	15,058,617
Amortized cost, held-to-maturity securities		4,170,859	4,185,763
Total		4,042,536
Available-for-sale securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	18,279,246	15,114,585
Gross unrealized gains, available-for-sale securities		25,501	26,243
Gross unrealized losses, available-for-sale securities		114,713	82,211
Fair value, available-for-sale securities		18,190,034	15,058,617
Available-for-sale securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	11,028,504	8,378,639
Gross unrealized gains, available-for-sale securities		792	123
Gross unrealized losses, available-for-sale securities		44,799	16,329
Fair value, available-for-sale securities		10,984,497	8,362,432
Available-for-sale securities | Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	544,296	571,110
Gross unrealized gains, available-for-sale securities		3	5
Gross unrealized losses, available-for-sale securities		23,353	23,376
Fair value, available-for-sale securities		520,946	547,739
Available-for-sale securities | Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	127,019	127,719
Gross unrealized gains, available-for-sale securities		362	34
Gross unrealized losses, available-for-sale securities		1	123
Fair value, available-for-sale securities		127,379	127,630
Available-for-sale securities | Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	3,352,112	2,586,790
Gross unrealized gains, available-for-sale securities		7,029	6,078
Gross unrealized losses, available-for-sale securities		1,568	1,704
Fair value, available-for-sale securities		3,357,574	2,591,164
Available-for-sale securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[3]	343,039	340,583
Gross unrealized gains, available-for-sale securities	[3]	0	10
Gross unrealized losses, available-for-sale securities	[3]	31,976	25,034
Fair value, available-for-sale securities	[3]	311,063	315,558
Available-for-sale securities | Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	6,301	21,802
Gross unrealized gains, available-for-sale securities		0	1
Gross unrealized losses, available-for-sale securities		123	897
Fair value, available-for-sale securities		6,178	20,907
Available-for-sale securities | Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	810,204	850,518
Gross unrealized gains, available-for-sale securities		4,219	4,693
Gross unrealized losses, available-for-sale securities		1,408	1,424
Fair value, available-for-sale securities		813,015	853,787
Available-for-sale securities | Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2]	1,220,285	1,436,823
Gross unrealized gains, available-for-sale securities		11,653	13,220
Gross unrealized losses, available-for-sale securities		10,607	11,952
Fair value, available-for-sale securities		1,221,332	1,438,091
Available-for-sale securities | Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, net available-for-sale securities	[1],[2],[4]	847,488	800,601
Gross unrealized gains, available-for-sale securities		1,443	2,079	[4]
Gross unrealized losses, available-for-sale securities	[4]	879	1,371
Fair value, available-for-sale securities	[4]	848,051	801,309
Held-to-maturity Securities | Debt securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	4,170,859	4,185,763
Gross unrealized gains, held-to-maturity securities		35,874	23,982
Gross unrealized losses, held-to-maturity securities		164,198	182,364
Total		4,042,536	4,027,381
Held-to-maturity Securities | Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2]	419,524	419,480
Gross unrealized gains, held-to-maturity securities		0	0
Gross unrealized losses, held-to-maturity securities		20,302	19,601
Total		399,222	399,879
Held-to-maturity Securities | Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, held-to-maturity securities	[1],[2],[5]	3,751,335	3,766,283
Gross unrealized gains, held-to-maturity securities	[5]	35,874	23,982
Gross unrealized losses, held-to-maturity securities	[5]	143,896	162,763
Total	[5]	¥ 3,643,314	¥ 3,627,502

[1]	Accrued interest receivables of ¥20,845 million at March 31, 2025, and ¥29,632 million at September 30, 2025 are excluded from amortized cost and included in Accrued income.
[2]	Amortized cost, net of the allowance for credit losses, of which the amounts related to available-for-sale securities were ¥nil at both March 31, 2025 and September 30, 2025.
[3]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥315,536 million and ¥22 million, respectively, at March 31, 2025, and ¥311,042 million and ¥21 million, respectively, at September 30, 2025. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[4]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥221,706 million at March 31, 2025, and ¥231,261 million at September 30, 2025.
[5]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.